Income tax - Composition of deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Net operating loss carryforwards	¥ 252,101	¥ 261,199
Allowances of credit losses	7,873	7,789
Others	8,958	1,475
Total deferred tax assets	268,932	270,463
Less: Valuation allowance	(268,932)	(270,463)	¥ (260,535)	¥ (252,481)
Deferred tax liabilities
Intangible assets acquired from business combinations	80	141
Total deferred tax liabilities	¥ 80	¥ 141